CONDENSED FINANCIAL INFORMATION OF THE COMPANY - CONSOLIDATED STATEMENT OF CASH FLOWS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2012 CNY (¥)
Net cash provided (used) by operating activities	$ 144,644	¥ 936,976	¥ 361,442	¥ 198,181
Net cash used in investing activities	(52,585)	(340,629)	(1,175,295)	(100,787)
Net cash provided by financing activities	12,602	81,627	1,380,889	304,272
Effect of exchange rate changes on cash	5,871	38,029	(4,287)	(5,506)
Net increase in cash and cash equivalents	110,532	716,003	562,749	396,160
Cash and cash equivalents at beginning of period	168,774	1,093,285	530,536	134,376
Cash and cash equivalents at end of period	279,306	1,809,288	1,093,285	530,536	¥ 134,376
Cheetah
Net cash provided (used) by operating activities	18,259	118,281	(629,518)		1,335
Net cash used in investing activities	(31,314)	(202,844)	(516,106)		(57,070)
Net cash provided by financing activities	15,803	102,366	1,404,056		321,965
Effect of exchange rate changes on cash	4,813	31,181	(6,626)		(5,504)
Net increase in cash and cash equivalents	7,561	48,984	251,806		260,726
Cash and cash equivalents at beginning of period	82,496	534,390		¥ 282,584	21,858
Cash and cash equivalents at end of period	$ 90,057	¥ 583,374	¥ 534,390		¥ 282,584